CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2019
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Schedule of Condensed Balance Sheets

	As at December 31
	Notes	2018	2019	2019
		RMB	RMB	US$
Current assets:
Cash		5,350	9,933	1,427
Prepayments and other current assets		5,405	5,511	792
Total current assets		10,755	15,444	2,219
Non-current assets:
Other non—current assets		3,811	5,909	849
Investments in subsidiaries and VIEs		4,322,463	5,343,503	767,546
Total non—current assets:		4,326,274	5,349,412	768,395
Total assets		4,337,029	5,364,856	770,614
Current liabilities:
Accrued liabilities and other payables		14,401	8,805	1,265
Non-current liabilities:
Long-term payable due to subsidiaries		184,513	74,931	10,763
Convertible senior notes		—	1,360,208	195,382
Total liabilities		198,914	1,443,944	207,410
Shareholders’ equity
Class A ordinary shares (par value of US$0.01 per share as of December 31, 2018 and 2019; 1,858,134,053 shares authorized as of December 31, 2018 and 2019; 250,648,452 and 250,648,452 shares issued and outstanding as of December 31, 2018 and 2019, respectively)	20	16,532	16,532	2,375
Class B ordinary shares (par value of US$0.01 per share as of December 31, 2018 and 2019; 94,075,249 shares authorized, issued and outstanding as of December 31, 2018 and 2019, respectively)	20	6,178	6,178	887
Class C ordinary shares (par value of US$0.01 per share as of December 31, 2018 and 2019; 47,790,698 shares authorized, issued and outstanding as of December 31, 2018 and 2019, respectively)	20	3,278	3,278	471
Additional paid in capital		19,407,460	19,353,400	2,779,942
Accumulated deficit		(15,419,256)	(15,621,672)	(2,243,913)
Accumulated other comprehensive income		123,923	163,196	23,442
BEST Inc. shareholders’ equity		4,138,115	3,920,912	563,204
Total liabilities and shareholders’ equity		4,337,029	5,364,856	770,614

Schedule of Condensed Statements of Comprehensive Loss

	For the year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Operating expenses
General and administrative expenses	(30)	(6,610)	(2,698)	(388)
Operating loss	(30)	(6,610)	(2,698)	(388)
Share of losses of subsidiaries and VIEs	(1,227,847)	(501,396)	(188,962)	(27,142)
Interest expense	(30)	—	(10,756)	(1,545)
Interest income	14	18	—	—
Net loss attributable to ordinary shareholders	(1,227,893)	(507,988)	(202,416)	(29,075)
Other comprehensive (loss)/income, net of tax of nil
Foreign currency translation adjustments	(133,767)	111,590	39,273	5,641
Comprehensive loss	(1,361,660)	(396,398)	(163,143)	(23,434)

Schedule of Condensed Statements of Cash Flows

	For the year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Net cash generate from operating activities	56,730	3,132	4,218	606
Net cash used in investing activities	(3,069,955)	(41,166)	(1,224,149)	(175,838)
Net cash generated from financing activities	3,031,915	4,249	1,224,514	175,891
Net increase/(decrease) in cash and cash equivalents	18,690	(33,785)	4,583	659
Cash and cash equivalents at beginning of the year	20,445	39,135	5,350	768
Cash and cash equivalents at end of the year	39,135	5,350	9,933	1,427